Other Financial Assets (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Asra minerals limited [member]
IfrsStatementLineItems [Line Items]
Ownership percentage of subsidiary	7.73%	8.15%